Derivative financial instruments	12 Months Ended
Dec. 31, 2022
Derivative financial instruments
Derivative financial instruments	Derivative financial instrumentsInter carries out derivative transactions to meet its own risk exposure management needs and to meet its customers’ requests to manage their exposures. Such transactions involve swaps and forward derivatives. Inter's risk management policy is based on the use of derivative financial instruments with the main purpose of mitigating the risks arising from other operations carried out.
a.Derivative financial instruments – amortized cost, fair value and maturity

	12/31/2022							12/31/2021
	Amortized cost	Fair value	Up to 3 months	From 3 to 12 months	From 1 to 3 years	From 3 to 5 years	Total	Total
Assets (A)
Receivable forward purchase	—	—	—	—	—	—	—	86,948

Liabilities (B)
Payable adjustment – swap	(37,502)	(37,502)	—	—	(37,502)	—	(37,502)	(66,545)
Payable adjustment – option	(266)	(266)	—	—	(266)	—	(266)	—

Net effect (A-B)	(37,768)	(37,768)	—	—	(37,768)	—	(37,768)	20,403
b.Forward and swap contracts – notional value

	Up to 3 months	3 months to 1 year	1 year to 3 years	Above 3 years	12/31/2022	Total 12/31/2021
Forward contract - assets	—	—	—	—	—	86,948

Swap contracts - liabilities (c)	—	—	78,000	—	78,000	172,933
Total	—	—	78,000	—	78,000	259,881
c.Index swap contracts
The operations were carried out via over-the-counter market and feature guarantee margin and control by this market. At December 31, 2022, Inter had 1 active swap contract CDI x IGP-M,with total notional of R$78,000 (2021: R$172,933), registered at B3 and a guarantee margin deposit, whose value can be adjusted at any time. The swap operation is the exchange of risks between two parties, consisting of an agreement for two parties to exchange the risk of an asset (creditor) or liability (debtor) position, on a specified date, with previously established conditions.
The hedging instrument (swap) was used to protect the risks related to the mismatch of indices between the asset and liability portfolios, specifically between interest rate and price index variations and are recognized at fair value in profit (loss) for the year. The fair value is the value which, according to market conditions, would be received for the assets and paid upon settlement of liabilities, calculated based on the rates practiced in the stock exchange markets.

12/31/2022
Indexes	Notional value	Amortized value		Fair value		Gain (loss)
		Bank	Counterparty	Bank	Counterparty
CDI x IGPM	78,000	96,287	138,270	96,287	134,055	(37,768)
Grand total	78,000	96,287	138,270	96,287	134,055	(37,768)

12/31/2021
Indexes	Notional value	Amortized value		Fair value		Gain (loss)
		Bank	Counterparty	Bank	Counterparty
CDI x IGPM	112,856	124,282	184,140	124,282	180,520	(56,238)
CDI x IPCA	60,000	66,767	77,401	66,695	77,002	(10,307)
Grand total	172,856	191,049	261,541	190,977	257,522	(66,545)
d.Hedge accounting
Inter applies hedge accounting for certain of its loans and advances to customers.
Inter’s swaps are classified as hedging instruments in a Fair Value Hedge hedging the risks related to a portion of the real estate portfolio which is indexed to inflation rates. The hedged contracts from the real estate portfolio are measured at fair value in relation to the specific risk of being hedged.